Other assets (Tables)	12 Months Ended
Dec. 31, 2023
Other assets
Schedule of other assets

	2023	2022
	£m	£m
Interests in associates (1)	668	688
Property, plant and equipment (2)	4,227	4,240
Pension schemes in net surplus (Note 5)	201	318
Prepayments	350	340
Accrued income	292	327
Tax recoverable	49	279
Deferred tax (Note 7)	1,894	2,178
Acceptances	575	237
Other	504	569
Other assets	8,760	9,176

(1)	Includes interest in Business Growth Fund £658 million (2022 - £677 million).
(2)

The estimated useful lives of NatWest Group's property, plant and equipment are: freehold buildings and long leasehold 50 years, short leaseholds for unexpired period of lease, property adaptation costs 10 to 15 years, computer equipment up to 5 years and other equipment 4 to 15 years.